Consolidated Statements of financial position (Parenthetical) (USD $)	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Common Stock, No Par Value
Common Stock, Shares, Issued	183,593,073	183,551,407	169,323,707
Common Stock, Shares, Outstanding	183,593,073	183,551,407	169,323,707